SHARE OPTION PLANS (Details) - $ / shares	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Stock Option [Member] | Upper Range Limite [Member]
Exercise price per share, exercised		$ 0.20
Stock Option [Member] | Lower Range Limit [Member]
Exercise price per share, exercised		$ 0.15
Stock options [Member]
Number of outstanding stock options, beginning balance		10,300,000	10,300,000
Number of stock options, exercised		1,100,000
Number of stock options, forfeited/cancelled		9,200,000
Number of outstanding stock options, ending balance	0		10,300,000
Exercise price per share, lower range limit		$ 0.15	$ 0.15
Exercise price per share, granted			0
Exercise price per share, exercised			0
Exercise price per share, forfeited/cancelled		0	0
Exercise price per share, upper range limit	$ 0	0.20	0.20
Weighted-average exercise price, outstanding, beginning	$ 0	0.15	0.15
Weighted-average exercise price, granted			0
Weighted-average exercise price, forfeited/cancelled		0	0
Weighted-average exercise price, exercised		0	0
Weighted-average exercise price, outstanding, ending		$ 0	$ 0.15